Income Taxes - Schedule of Income Tax Rate Reconciliation (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax [line items]
Net earnings	$ 529,140	$ 537,644	[1]
Subsidiaries [member]
Income tax [line items]
Net earnings	$ 757,000	$ 551,000

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.